UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2737

Fidelity Summer Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® New Markets Income Fund

March 31, 2014

1.799864.110

NMI-QTLY-0514

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 33.4%
		Principal Amount (d)	Value
Argentina - 0.2%
YPF SA 8.875% 12/19/18 (g)		$ 9,690,000	$ 10,113,938
Bermuda - 0.1%
GeoPark Latin America Ltd. 7.5% 2/11/20 (Reg. S)		4,025,000	4,155,813
Brazil - 1.1%
Banco Nacional de Desenvolvimento Economico e Social:
5.5% 7/12/20 (g)		8,095,000	8,671,769
6.5% 6/10/19 (g)		15,645,000	17,678,850
Brasil Foods SA 7.75% 5/22/18 (g)	BRL	14,965,000	5,431,325
Centrais Eletricas Brasileiras SA (Electrobras) 6.875% 7/30/19 (g)		8,145,000	8,796,600
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) 6.25% 12/16/20 (Reg. S)		5,185,000	5,392,400
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (Reg. S)		4,150,000	4,305,625
TOTAL BRAZIL			50,276,569
British Virgin Islands - 0.8%
Arcos Dorados Holdings, Inc. 10.25% 7/13/16 (g)	BRL	27,045,000	10,936,002
Big Will Investments Ltd. 10.875% 4/29/16		1,870,000	1,993,888
FPC Finance Ltd. 6% 6/28/19		1,715,000	1,826,475
Magnesita Finance Ltd. 8.625% (g)(h)		11,075,000	10,562,781
Poly Real Estate Finance Ltd. 4.5% 8/6/18 (Reg. S)		2,490,000	2,446,425
Road King Infrastructure Finance Ltd. 9.875% 9/18/17		1,875,000	2,020,313
Sinopec Group Overseas Development Ltd. 5.375% 10/17/43 (g)		3,715,000	3,872,271
TOTAL BRITISH VIRGIN ISLANDS			33,658,155
Canada - 0.6%
Pacific Rubiales Energy Corp.:
5.375% 1/26/19 (g)		12,425,000	12,890,938
7.25% 12/12/21 (g)		10,064,000	11,045,240
Uranium One Investments, Inc. 6.25% 12/13/18 (g)		4,325,000	4,130,375
TOTAL CANADA			28,066,553
Cayman Islands - 4.0%
AES Andres Dominicana Ltd./Itabo Dominicana Ltd. 9.5% 11/12/20 (g)		7,600,000	8,084,500
Agile Property Holdings Ltd. 9.875% 3/20/17 (Reg. S)		1,875,000	1,954,688
Alliance Global Group, Inc./Cayman 6.5% 8/18/17		2,050,000	2,208,875
Brazil Minas SPE 5.333% 2/15/28 (g)		9,200,000	8,901,000
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Cayman Islands - continued
China Overseas Finance Cayman III Ltd.:
3.375% 10/29/18 (Reg. S)		$ 1,365,000	$ 1,333,470
6.375% 10/29/43 (Reg. S)		1,365,000	1,274,039
Country Garden Holdings Co. Ltd. 11.125% 2/23/18 (Reg. S)		1,875,000	2,027,344
Hutchison Whampoa International 10 Ltd. 6% (g)(h)(i)		39,300,000	41,559,750
KWG Property Holding Ltd.:
12.5% 8/18/17 (Reg. S)		3,410,000	3,682,800
13.25% 3/22/17 (Reg. S)		1,185,000	1,309,425
MBPS Finance Co. 11.25% 11/15/15		1,370,000	1,388,838
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21		28,410,000	28,731,630
6.75% 1/27/41		35,275,000	34,184,438
8.375% 12/10/18		31,510,000	36,712,994
Shimao Property Holdings Ltd. 9.65% 8/3/17		1,870,000	1,972,850
SOHO China Ltd. 5.75% 11/7/17 (Reg. S)		2,545,000	2,532,275
TOTAL CAYMAN ISLANDS			177,858,916
Chile - 0.4%
AES Gener SA 8.375% 12/18/73 (g)(i)		7,035,000	7,457,100
Corporacion Nacional del Cobre de Chile (Codelco) 4.25% 7/17/42 (g)		6,445,000	5,478,450
Empresa Nacional de Petroleo 5.25% 8/10/20 (Reg. S)		5,065,000	5,343,686
TOTAL CHILE			18,279,236
Colombia - 0.2%
Colombia Telecomunicacines SA 5.375% 9/27/22 (g)		8,720,000	8,545,600
Costa Rica - 0.5%
Banco de Costa Rica:
4.875% 11/1/18 (g)		3,930,000	3,964,388
5.25% 8/12/18 (g)		3,555,000	3,612,769
6.25% 11/1/23 (g)		3,400,000	3,361,750
Instituto Costarricense de Electricidad:
6.375% 5/15/43 (g)		2,900,000	2,475,875
6.95% 11/10/21 (g)		7,001,000	7,421,060
TOTAL COSTA RICA			20,835,842
Georgia - 1.1%
Georgia Bank Joint Stock Co. 7.75% 7/5/17 (g)		11,250,000	11,995,313
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Georgia - continued
Georgian Oil & Gas Corp. 6.875% 5/16/17 (g)		$ 26,967,000	$ 28,010,623
JSC Georgian Railway 7.75% 7/11/22 (g)		7,260,000	7,760,940
TOTAL GEORGIA			47,766,876
Hong Kong - 0.2%
MCC Holding Hong Kong Corp. Ltd. 4.875% 7/29/16 (Reg. S)		8,534,000	8,487,601
Hungary - 0.2%
Hungarian Development Bank Ltd. 6.25% 10/21/20 (g)		6,700,000	7,064,346
Indonesia - 1.8%
Perusahaan Listrik Negara PT 5.25% 10/24/42 (g)		7,605,000	6,169,556
PT Adaro Indonesia 7.625% 10/22/19 (g)		12,035,000	12,787,188
PT Pertamina Persero:
4.3% 5/20/23 (g)		7,210,000	6,498,013
4.875% 5/3/22 (g)		9,390,000	9,026,138
5.25% 5/23/21 (g)		7,810,000	7,829,525
5.625% 5/20/43 (g)		22,380,000	18,939,075
6% 5/3/42 (g)		10,885,000	9,633,225
PT Perusahaan Listrik Negara 5.5% 11/22/21 (Reg. S)		7,380,000	7,453,800
TOTAL INDONESIA			78,336,520
Ireland - 1.3%
MTS International Funding Ltd. 8.625% 6/22/20 (g)		8,710,000	9,929,400
RZD Capital Ltd. 5.7% 4/5/22 (Reg. S)		6,840,000	6,686,100
SCF Capital Ltd. 5.375% 10/27/17 (g)		9,000,000	8,460,000
Vnesheconombank Via VEB Finance PLC:
6.025% 7/5/22 (g)		7,140,000	6,952,932
6.8% 11/22/25 (g)		11,115,000	11,003,850
6.902% 7/9/20 (g)		14,540,000	15,211,748
TOTAL IRELAND			58,244,030
Kazakhstan - 1.9%
Development Bank of Kazakhstan JSC 4.125% 12/10/22 (g)		8,850,000	7,987,125
Kazagro National Management Holding JSC 4.625% 5/24/23 (g)		3,950,000	3,653,750
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (g)		9,300,000	10,137,000
7% 5/5/20 (g)		11,545,000	13,016,988
KazMunaiGaz National Co.:
4.4% 4/30/23 (g)		7,230,000	6,814,275
5.75% 4/30/43 (g)		17,060,000	15,354,000
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Kazakhstan - continued
Samruk-Energy JSC 3.75% 12/20/17 (Reg. S)		$ 2,300,000	$ 2,239,625
Zhaikmunai Finance BV 10.5% 10/19/15 (Reg. S)		2,365,000	2,483,250
Zhaikmunai International BV 7.125% 11/13/19 (g)		20,130,000	20,884,875
TOTAL KAZAKHSTAN			82,570,888
Luxembourg - 1.8%
Aquarius Investments Luxemburg 8.25% 2/18/16		14,450,000	14,991,774
Cosan Luxembourg SA 9.5% 3/14/18 (g)	BRL	39,710,000	15,050,948
EVRAZ Group SA 6.5% 4/22/20 (g)		8,295,000	6,926,325
Millicom International Cellular SA 6.625% 10/15/21 (g)		7,150,000	7,561,125
RSHB Capital SA:
5.1% 7/25/18 (g)		10,715,000	10,447,125
5.298% 12/27/17 (g)		17,115,000	16,943,850
6% 6/3/21 (Reg. S) (i)		7,700,000	7,526,750
TOTAL LUXEMBOURG			79,447,897
Mexico - 4.6%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	499,640,000	35,644,648
CEMEX S.A.B. de CV 6.5% 12/10/19 (g)		2,730,000	2,904,038
Comision Federal de Electricid 4.875% 5/26/21 (g)		5,855,000	6,103,838
Petroleos Mexicanos:
4.875% 1/24/22		12,610,000	13,177,450
5.5% 1/21/21		16,220,000	17,720,350
5.5% 6/27/44		25,955,000	25,046,575
6% 3/5/20		8,805,000	9,916,631
6.375% 1/23/45 (g)		32,470,000	35,299,761
6.5% 6/2/41		23,820,000	26,082,900
8% 5/3/19		13,490,000	16,457,800
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		11,649,000	12,275,134
TOTAL MEXICO			200,629,125
Netherlands - 2.6%
Access Finance BV 7.25% 7/25/17 (g)		3,885,000	3,895,995
Bulgaria Steel Finance BV 12% 5/4/49 unit (c)	EUR	5,100,000	70,260
Indosat Palapa Co. BV 7.375% 7/29/20 (g)		20,585,000	22,334,725
Kazakhstan Temir Zholy Finance BV:
6.375% 10/6/20 (g)		5,385,000	5,869,650
6.95% 7/10/42 (g)		7,560,000	7,711,200
Majapahit Holding BV:
7.75% 1/20/20 (g)		12,750,000	14,630,625
7.875% 6/29/37 (Reg. S)		6,935,000	7,645,838
8% 8/7/19 (g)		11,230,000	13,068,913
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Netherlands - continued
Mozambique Ematum Finance 2020 6.305% 9/11/20 (Reg. S)		$ 11,245,000	$ 10,738,975
Nostrum Oil & Gas Finance BV 6.375% 2/14/19 (g)		5,725,000	5,839,500
Petrobras Global Finance BV:
6.25% 3/17/24		10,055,000	10,359,274
7.25% 3/17/44		10,580,000	10,890,523
TOTAL NETHERLANDS			113,055,478
Paraguay - 0.3%
Banco Regl Saeca 8.125% 1/24/19 (g)		4,410,000	4,718,700
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (g)		9,305,000	9,805,144
TOTAL PARAGUAY			14,523,844
Philippines - 0.6%
Power Sector Assets and Liabilities Management Corp.:
7.25% 5/27/19 (g)		8,755,000	10,495,056
7.39% 12/2/24 (g)		10,645,000	13,373,314
SM Investments Corp. 4.25% 10/17/19		2,040,000	2,043,301
TOTAL PHILIPPINES			25,911,671
Singapore - 0.2%
Alam Synergy Pte. Ltd.:
6.95% 3/27/20 (Reg. S)		1,365,000	1,288,219
9% 1/29/19 (g)		2,040,000	2,113,950
Pacific Emerald Pte Ltd. 9.75% 7/25/18 (Reg. S)		1,365,000	1,428,131
TBG Global Pte. Ltd. 4.625% 4/3/18 (Reg. S)		2,040,000	2,017,050
TOTAL SINGAPORE			6,847,350
South Africa - 0.8%
Eskom Holdings Ltd.:
5.75% 1/26/21 (Reg. S)		19,520,000	19,910,400
6.75% 8/6/23 (g)		6,600,000	6,899,706
TransCanada PipeLines Ltd. 4% 7/26/22 (g)		8,625,000	7,930,774
TOTAL SOUTH AFRICA			34,740,880
Spain - 0.0%
CEMEX Espana SA (Luxembourg) 9.875% 4/30/19 (g)		2,045,000	2,372,200
Sri Lanka - 0.3%
Bank of Ceylon 6.875% 5/3/17 (g)		11,916,000	12,467,115
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Trinidad & Tobago - 0.5%
Petroleum Co. of Trinidad & Tobago Ltd. 9.75% 8/14/19 (g)		$ 17,068,000	$ 21,292,330
Turkey - 0.6%
Arcelik A/S 5% 4/3/23 (g)		29,080,000	25,445,000
United Kingdom - 0.2%
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		4,040,000	3,615,800
JSC Oschadbank 8.25% 3/10/16 (Issued by SSB #1 PLC for JSC Oschadbank)		4,045,000	3,498,925
Tullow Oil PLC 6% 11/1/20 (g)		2,055,000	2,085,825
TOTAL UNITED KINGDOM			9,200,550
United States of America - 1.6%
Brazil Loan Trust 1 5.477% 7/24/23 (g)		6,840,000	6,925,500
Pemex Project Funding Master Trust:
6.625% 6/15/35		26,910,000	29,870,100
8.625% 2/1/22		28,592,000	35,025,200
TOTAL UNITED STATES OF AMERICA			71,820,800
Venezuela - 4.9%
Petroleos de Venezuela SA:
4.9% 10/28/14		16,485,000	15,743,175
5.25% 4/12/17		21,575,000	16,127,313
5.375% 4/12/27		42,480,000	22,726,800
5.5% 4/12/37		43,235,000	22,374,113
6% 11/15/26 (Reg. S)		63,100,000	34,231,750
8.5% 11/2/17 (g)		28,535,000	23,898,063
8.5% 11/2/17 (Reg. S)		17,700,000	14,823,750
9% 11/17/21 (Reg. S)		43,105,000	32,113,225
9.75% 5/17/35 (g)		23,075,000	16,325,563
9.75% 5/17/35		23,260,000	16,456,450
TOTAL VENEZUELA			214,820,202
TOTAL NONCONVERTIBLE BONDS (Cost $1,478,116,985)			1,466,835,325
Government Obligations - 52.4%

Armenia - 1.0%
Republic of Armenia 6% 9/30/20 (g)		41,550,000	43,004,250
Government Obligations - continued
		Principal Amount (d)	Value
Aruba - 0.1%
Aruba Government 4.625% 9/14/23 (g)		$ 2,890,000	$ 2,745,500
Azerbaijan - 0.7%
Azerbaijan Rep 4.75% 3/18/24 (g)		23,320,000	23,413,280
State Oil Co. of Azerbaijan Republic 4.75% 3/13/23 (Reg. S)		7,810,000	7,446,835
TOTAL AZERBAIJAN			30,860,115
Barbados - 0.5%
Barbados Government:
7% 8/4/22 (g)		15,276,000	13,519,260
7.25% 12/15/21 (g)		11,539,000	10,327,405
TOTAL BARBADOS			23,846,665
Belarus - 0.5%
Belarus Republic:
8.75% 8/3/15 (Reg. S)		13,535,000	13,704,188
8.95% 1/26/18		6,680,000	6,847,000
TOTAL BELARUS			20,551,188
Belize - 0.1%
Belize Government 5% 2/20/38 (e)(g)		4,473,800	3,114,883
Bolivia - 0.2%
Plurinational State of Bolivia 5.95% 8/22/23 (g)		9,825,000	10,348,545
Brazil - 2.5%
Banco Nacional de Desenvolvimento Economico e Social 6.369% 6/16/18 (g)		8,055,000	9,001,463
Brazilian Federative Republic:
4.25% 1/7/25		33,330,000	32,246,775
5.625% 1/7/41		9,905,000	10,033,765
7.125% 1/20/37		6,905,000	8,277,369
8.25% 1/20/34		11,490,000	15,224,250
10.125% 5/15/27		9,232,000	13,986,480
12.25% 3/6/30		9,165,000	15,878,363
Caixa Economica Federal 4.5% 10/3/18 (g)		7,170,000	7,295,475
TOTAL BRAZIL			111,943,940
Colombia - 1.0%
Colombian Republic:
6.125% 1/18/41		17,110,000	19,163,200
Government Obligations - continued
		Principal Amount (d)	Value
Colombia - continued
Colombian Republic: - continued
7.375% 9/18/37		$ 14,055,000	$ 17,990,400
11.75% 2/25/20		5,956,000	8,606,420
TOTAL COLOMBIA			45,760,020
Congo - 1.0%
Congo Republic 3.5% 6/30/29 (e)		48,142,081	43,388,050
Costa Rica - 0.7%
Costa Rican Republic:
4.25% 1/26/23 (g)		3,660,000	3,385,500
4.375% 4/30/25 (g)		24,375,000	21,815,625
5.625% 4/30/43 (g)		5,430,000	4,683,375
TOTAL COSTA RICA			29,884,500
Croatia - 1.3%
Croatia Republic:
5.5% 4/4/23 (g)		13,610,000	13,752,905
6% 1/26/24 (g)		10,220,000	10,628,800
6.625% 7/14/20 (g)		12,285,000	13,439,790
6.75% 11/5/19		16,550,000	18,225,688
TOTAL CROATIA			56,047,183
Dominican Republic - 0.4%
Dominican Republic:
5.875% 4/18/24 (g)		8,530,000	8,466,025
7.5% 5/6/21 (g)		6,815,000	7,598,725
TOTAL DOMINICAN REPUBLIC			16,064,750
Ecuador - 0.2%
Ecuador Republic 9.375% 12/15/15 (g)		10,104,000	10,690,032
El Salvador - 0.9%
El Salvador Republic:
5.875% 1/30/25 (Reg.S)		15,505,000	14,574,700
7.625% 2/1/41 (g)		11,335,000	11,142,305
7.65% 6/15/35 (Reg. S)		7,580,000	7,542,100
7.75% 1/24/23 (Reg. S)		3,505,000	3,759,113
8.25% 4/10/32 (Reg. S)		3,570,000	3,784,200
TOTAL EL SALVADOR			40,802,418
Gabon - 0.3%
Gabonese Republic 6.375% 12/12/24 (g)		11,065,000	11,701,238
Government Obligations - continued
		Principal Amount (d)	Value
Georgia - 0.2%
Georgia Republic 6.875% 4/12/21 (g)		$ 6,810,000	$ 7,402,470
Ghana - 0.2%
Ghana Republic:
7.875% 8/7/23 (Reg.S)		3,460,000	3,174,550
8.5% 10/4/17		6,820,000	6,913,775
TOTAL GHANA			10,088,325
Guatemala - 0.3%
Guatemalan Republic:
4.875% 2/13/28 (g)		5,540,000	5,346,100
5.75% 6/6/22 (g)		5,685,000	6,168,225
TOTAL GUATEMALA			11,514,325
Honduras - 0.2%
Republic of Honduras 7.5% 3/15/24 (g)		7,380,000	7,343,100
Hungary - 2.8%
Hungarian Republic:
4% 3/25/19		14,722,000	14,618,946
5.375% 2/21/23		15,922,000	16,143,316
5.375% 3/25/24		20,078,000	20,118,156
5.75% 11/22/23		6,910,000	7,134,575
6.25% 1/29/20		13,451,000	14,678,404
6.375% 3/29/21		21,763,000	23,803,281
7.625% 3/29/41		23,943,000	27,594,308
TOTAL HUNGARY			124,090,986
Iceland - 0.1%
Republic of Iceland 5.875% 5/11/22 (g)		5,440,000	5,895,600
Indonesia - 3.5%
Indonesian Republic:
3.75% 4/25/22 (g)		7,650,000	7,219,688
4.625% 4/15/43 (g)		5,755,000	4,819,813
4.875% 5/5/21 (g)		12,085,000	12,387,125
5.25% 1/17/42		13,170,000	11,935,313
5.875% 3/13/20 (g)		15,415,000	16,840,888
5.875% 1/15/24 (g)		16,060,000	17,244,425
6.625% 2/17/37		21,425,000	22,710,500
7.75% 1/17/38 (g)		12,245,000	14,510,325
Government Obligations - continued
		Principal Amount (d)	Value
Indonesia - continued
Indonesian Republic: - continued
8.5% 10/12/35 (g)		$ 14,955,000	$ 18,992,850
11.625% 3/4/19 (g)		20,480,000	27,724,800
TOTAL INDONESIA			154,385,727
Iraq - 0.7%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		35,375,000	31,130,000
Ivory Coast - 0.5%
Ivory Coast 7.7743% 12/31/32 (e)		21,775,000	20,414,063
Jamaica - 0.2%
Jamaican Government:
8% 6/24/19		6,325,000	6,578,000
8% 3/15/39		4,255,000	3,872,050
TOTAL JAMAICA			10,450,050
Jordan - 0.5%
Jordanian Kingdom 3.875% 11/12/15		20,113,000	20,087,859
Lebanon - 0.5%
Lebanese Republic:
0% 6/19/14	LBP	21,049,320,000	13,873,187
4% 12/31/17		7,268,000	7,195,320
TOTAL LEBANON			21,068,507
Mexico - 3.9%
Comision Federal de Electricid:
4.875% 1/15/24 (g)		14,260,000	14,473,900
5.75% 2/14/42 (Reg. S)		6,940,000	6,824,317
United Mexican States:
5.55% 1/21/45		10,230,000	10,869,375
5.75% 10/12/2110		26,384,000	25,922,280
6.05% 1/11/40		40,309,000	45,851,488
6.75% 9/27/34		19,530,000	23,826,600
7.5% 4/8/33		8,325,000	10,926,563
8.3% 8/15/31		7,970,000	11,138,075
11.5% 5/15/26		13,860,000	22,765,050
TOTAL MEXICO			172,597,648
Mongolia - 0.3%
Development Bank of Mongolia 5.75% 3/21/17 (Reg.S)		5,415,000	5,035,950
Government Obligations - continued
		Principal Amount (d)	Value
Mongolia - continued
Mongolian People's Republic:
4.125% 1/5/18 (Reg.S)		$ 4,145,000	$ 3,730,500
5.125% 12/5/22 (Reg. S)		8,550,000	6,872,063
TOTAL MONGOLIA			15,638,513
Morocco - 0.3%
Moroccan Kingdom:
4.25% 12/11/22 (g)		10,625,000	10,306,250
5.5% 12/11/42 (g)		5,670,000	5,258,925
TOTAL MOROCCO			15,565,175
Namibia - 0.1%
Republic of Namibia 5.5% 11/3/21 (g)		5,240,000	5,488,900
Netherlands - 0.3%
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		13,680,000	14,962,500
Nigeria - 0.3%
Republic of Nigeria:
5.125% 7/12/18 (g)		4,185,000	4,274,978
6.375% 7/12/23		4,000,000	4,135,000
6.75% 1/28/21 (g)		4,195,000	4,478,163
TOTAL NIGERIA			12,888,141
Panama - 1.4%
Panamanian Republic:
4.3% 4/29/53		16,250,000	13,304,688
6.7% 1/26/36		6,160,000	7,238,000
7.125% 1/29/26		7,725,000	9,540,375
8.875% 9/30/27		9,915,000	13,707,488
9.375% 4/1/29		11,645,000	16,512,610
TOTAL PANAMA			60,303,161
Peru - 1.1%
Peruvian Republic:
6.85% 2/12/42 (Reg. S)	PEN	14,340,000	4,934,556
6.95% 8/12/31 (Reg. S)	PEN	21,535,000	7,720,672
7.35% 7/21/25		7,355,000	9,460,369
8.75% 11/21/33		18,525,000	27,046,500
TOTAL PERU			49,162,097
Government Obligations - continued
		Principal Amount (d)	Value
Philippines - 3.1%
Philippine Republic:
0% 4/10/14	PHP	767,920,000	$ 17,147,811
7.75% 1/14/31		$ 23,120,000	31,616,600
9.5% 2/2/30		21,120,000	32,868,000
10.625% 3/16/25		34,120,000	53,099,250
TOTAL PHILIPPINES			134,731,661
Romania - 1.3%
Romanian Republic:
4.875% 1/22/24 (g)		7,170,000	7,309,874
6.125% 1/22/44 (g)		11,352,000	11,982,036
6.75% 2/7/22 (g)		34,123,000	39,753,295
TOTAL ROMANIA			59,045,205
Russia - 3.1%
Russian Federation:
4.875% 9/16/23 (g)		18,000,000	17,797,500
5.625% 4/4/42 (g)		13,345,000	12,911,288
5.875% 9/16/43 (g)		16,090,000	15,808,425
12.75% 6/24/28 (Reg. S)		54,187,000	88,324,810
TOTAL RUSSIA			134,842,023
Senegal - 0.2%
Republic of Senegal 8.75% 5/13/21 (g)		7,885,000	8,959,331
Serbia - 2.0%
Republic of Serbia:
4.875% 2/25/20 (g)		12,455,000	12,455,000
5.25% 11/21/17 (g)		5,740,000	5,955,250
5.875% 12/3/18 (g)		7,530,000	7,962,975
6.75% 11/1/24 (g)		20,723,191	20,800,903
7.25% 9/28/21 (g)		34,645,000	38,805,865
TOTAL SERBIA			85,979,993
Slovenia - 2.6%
Republic of Slovenia:
4.125% 2/18/19 (g)		4,735,000	4,895,990
5.25% 2/18/24 (g)		25,935,000	26,915,862
5.5% 10/26/22 (g)		77,655,000	82,799,644
TOTAL SLOVENIA			114,611,496
Government Obligations - continued
		Principal Amount (d)	Value
Sri Lanka - 0.7%
Democratic Socialist Republic of Sri Lanka:
5.875% 7/25/22 (g)		$ 7,405,000	$ 7,442,025
6% 1/14/19 (g)		8,645,000	9,044,831
6.25% 10/4/20 (g)		7,380,000	7,730,550
6.25% 7/27/21 (g)		7,375,000	7,679,219
TOTAL SRI LANKA			31,896,625
Tanzania - 0.2%
United Republic of Tanzania 6.332% 3/9/20 (i)		9,105,000	9,639,919
Trinidad & Tobago - 0.2%
Trinidad & Tobago, Republic of 4.375% 1/16/24 (g)		6,840,000	7,154,640
Turkey - 3.3%
Turkish Republic:
4.875% 4/16/43		11,300,000	9,605,000
5.625% 3/30/21		9,075,000	9,465,225
6% 1/14/41		17,400,000	17,095,500
6.75% 4/3/18		11,070,000	12,199,140
6.75% 5/30/40		13,495,000	14,426,155
6.875% 3/17/36		27,100,000	29,376,400
7.375% 2/5/25		12,905,000	14,802,035
7.5% 11/7/19		7,680,000	8,797,440
8% 2/14/34		11,540,000	13,992,250
11.875% 1/15/30		8,520,000	13,674,600
TOTAL TURKEY			143,433,745
Ukraine - 0.6%
Ukraine Government:
6.25% 6/17/16 (g)		3,505,000	3,312,225
7.5% 4/17/23 (Reg. S)		4,340,000	4,014,500
7.8% 11/28/22 (g)		9,195,000	8,516,869
7.95% 2/23/21 (g)		5,390,000	5,066,600
9.25% 7/24/17 (g)		4,820,000	4,723,600
TOTAL UKRAINE			25,633,794
Uruguay - 0.2%
Uruguay Republic:
4.125% 11/20/45		6,300,000	5,103,000
7.875% 1/15/33 pay-in-kind		3,585,000	4,696,350
TOTAL URUGUAY			9,799,350
Government Obligations - continued
		Principal Amount (d)	Value
Venezuela - 5.6%
Venezuelan Republic:
oil recovery rights 4/15/20 (j)		$ 458,489	$ 11,118,358
5.75% 2/26/16 (Reg S.)		8,085,000	7,023,844
6% 12/9/20		20,060,000	13,590,650
7% 3/31/38		20,535,000	12,526,350
7.65% 4/21/25		46,605,000	31,225,350
7.75% 10/13/19 (Reg. S)		29,695,000	22,568,200
8.25% 10/13/24		42,825,000	29,763,375
9% 5/7/23 (Reg. S)		33,240,000	24,680,700
9.25% 9/15/27		48,250,000	35,946,250
9.25% 5/7/28 (Reg. S)		36,135,000	26,378,550
9.375% 1/13/34		40,815,000	29,937,803
TOTAL VENEZUELA			244,759,430
Vietnam - 0.2%
Vietnamese Socialist Republic:
6.75% 1/29/20 (g)		5,755,000	6,424,019
6.75% 1/29/20		680,000	759,050
TOTAL VIETNAM			7,183,069
Zambia - 0.3%
Republic of Zambia 5.375% 9/20/22 (g)		13,965,000	11,922,619
TOTAL GOVERNMENT OBLIGATIONS (Cost $2,214,095,445)			2,300,823,324
Common Stocks - 2.6%
	Shares
China - 0.2%
China Construction Bank Corp. (H Shares)	6,173,000	4,321,458
Industrial & Commercial Bank of China Ltd. (H Shares)	6,907,000	4,247,585
TOTAL CHINA		8,569,043
Colombia - 0.2%
BanColombia SA sponsored ADR (f)	88,500	4,998,480
Ecopetrol SA ADR (f)	105,200	4,291,108
TOTAL COLOMBIA		9,289,588
Hong Kong - 0.1%
China Mobile Ltd.	455,000	4,177,551
Common Stocks - continued
	Shares	Value
Korea (South) - 0.1%
Hana Financial Group, Inc.	56,400	$ 2,060,249
Hyundai Motor Co.	20,265	4,776,517
TOTAL KOREA (SOUTH)		6,836,766
Mexico - 0.1%
America Movil S.A.B. de CV Series L sponsored ADR	317,800	6,317,864
Russia - 1.5%
Gazprom OAO sponsored ADR (Reg. S)	946,500	7,288,050
LUKOIL Oil Co. sponsored ADR (United Kingdom)	107,100	5,950,476
Magnit OJSC GDR (Reg. S)	102,700	5,627,960
Mobile TeleSystems OJSC sponsored ADR	667,600	11,676,324
Norilsk Nickel OJSC ADR	917,200	15,253,036
Rosneft Oil Co. OJSC GDR (Reg. S)	674,700	4,492,827
Sberbank (Savings Bank of the Russian Federation) sponsored ADR	685,200	6,660,144
Uralkali OJSC GDR (Reg. S)	310,800	7,375,284
TOTAL RUSSIA		64,324,101
South Africa - 0.1%
MTN Group Ltd.	120,000	2,456,877
Turkey - 0.1%
Koc Holding A/S	938,000	3,954,180
United States of America - 0.2%
Southern Copper Corp. (f)	242,200	7,050,442
TOTAL COMMON STOCKS (Cost $112,333,774)		112,976,412
Nonconvertible Preferred Stocks - 0.8%

Brazil - 0.8%
Ambev SA sponsored ADR	756,300	5,604,183
Banco Bradesco SA (PN) sponsored ADR	431,800	5,902,706
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR	914,500	8,468,270
Itau Unibanco Holding SA sponsored ADR	318,700	4,735,882
Petroleo Brasileiro SA - Petrobras sponsored ADR	521,200	6,853,780
Vale SA (PN-A) sponsored	369,700	4,602,765
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $36,181,092)		36,167,586
Investment Companies - 6.9%
	Shares	Value
United States of America - 6.9%
iShares China Large-Cap ETF (f)	584,400	$ 20,909,832
iShares MSCI Brazil Index ETF (f)	1,932,300	86,992,146
iShares MSCI Emerging Markets Index ETF (f)	3,816,900	156,454,705
iShares MSCI Mexico Index ETF	174,100	11,133,695
iShares MSCI Turkey Investable Market Index ETF	189,200	9,210,256
Market Vectors Russia ETF	760,700	18,241,586
TOTAL INVESTMENT COMPANIES (Cost $294,016,786)		302,942,220
Preferred Securities - 0.4%
	Principal Amount (d)
Brazil - 0.3%
Globo Comunicacoes e Participacoes SA 6.25% (e)(g)(h)	$ 11,510,000	12,256,152
Cayman Islands - 0.0%
MAF Global Securities Ltd. 7.125% (Reg. S) (h)(i)	2,050,000	2,250,046
China - 0.1%
Sinochem Group 5% (e)(g)(h)	4,460,000	4,429,753
TOTAL PREFERRED SECURITIES (Cost $18,477,697)		18,935,951
Money Market Funds - 6.2%
	Shares
Fidelity Cash Central Fund, 0.10% (a)	79,778,746	79,778,746
Fidelity Securities Lending Cash Central Fund, 0.09% (a)(b)	191,015,325	191,015,325
TOTAL MONEY MARKET FUNDS (Cost $270,794,071)		270,794,071
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $4,424,015,850)		4,509,474,889
NET OTHER ASSETS (LIABILITIES) - (2.7)%		(120,002,720)
NET ASSETS - 100%		$ 4,389,472,169
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Currency Abbreviations
BRL	-	Brazilian real
EUR	-	European Monetary Unit
LBP	-	Lebanese pound
MXN	-	Mexican peso
PEN	-	Peruvian new sol
PHP	-	Philippine peso
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Investment made with cash collateral received from securities on loan.
(c) Non-income producing - Security is in default.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,647,915,320 or 37.5% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(j) Quantity represents share amount.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 17,181
Fidelity Securities Lending Cash Central Fund	59,190
Total	$ 76,371
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of March 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 4,776,517	$ 4,776,517	$ -	$ -
Consumer Staples	11,232,143	11,232,143	-	-
Energy	28,876,241	28,876,241	-	-
Financials	32,926,504	32,926,504	-	-
Industrials	3,954,180	3,954,180	-	-
Materials	34,281,527	34,281,527	-	-
Telecommunication Services	24,628,616	20,451,065	4,177,551	-
Utilities	8,468,270	8,468,270	-	-
Corporate Bonds	1,466,835,325	-	1,466,765,065	70,260
Government Obligations	2,300,823,324	-	2,269,802,326	31,020,998
Investment Companies	302,942,220	302,942,220	-	-
Preferred Securities	18,935,951	-	18,935,951	-
Money Market Funds	270,794,071	270,794,071	-	-
Total Investments in Securities:	$ 4,509,474,889	$ 718,702,738	$ 3,759,680,893	$ 31,091,258
Income Tax Information

At March 31, 2014, the cost of investment securities for income tax purposes was $4,402,054,313. Net unrealized appreciation aggregated $107,420,576, of which $196,177,418 related to appreciated investment securities and $88,756,842 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 30, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 30, 2014